OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	2018	2017
Current
Work in progress (1)	$506	$195
Prepayments and other assets	508	235
Total current	$1,014	$430
Non-current
Work in progress (1)	$57	$—
Prepayments and other assets	442	79
Total non-current	$499	$79

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(1)	See Note 16 for additional information.